CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net earnings	$ 1,436.8	$ 1,532.8	$ 1,923.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	392.5	410.6	419.8
Deferred income taxes	18.5	(34.3)	(138.4)
Stock-based compensation expense	16.6	12.6	11.9
Excess tax benefit from stock-based compensation	(8.7)	(13.5)	(36.1)
Unrealized loss (gain) on derivatives	119.2	(59.3)	(78.8)
Gain on sale of phosphate business	(750.1)	0.0	0.0
Loss on disposal of property, plant and equipment	3.7	5.6	5.5
Undistributed earnings of affiliates—net of taxes	(11.5)	(11.3)	(14.9)
Changes in:
Accounts receivable—net	36.1	0.4	53.2
Inventories	63.8	(80.3)	34.8
Accrued and prepaid income taxes	(56.8)	(153.4)	58.7
Accounts payable and accrued expenses	(53.2)	49.5	25.5
Customer advances	204.8	(260.1)	123.3
Margin deposits	0.0	0.0	0.8
Other—net	(3.1)	67.5	(13.1)
Net cash provided by operating activities	1,408.6	1,466.8	2,375.6
Investing Activities:
Additions to property, plant and equipment	(1,808.5)	(823.8)	(523.5)
Proceeds from sale of property, plant and equipment	11.0	12.6	17.0
Proceeds from sale of phosphate business	1,372.0	0.0	0.0
Sales and maturities of short-term and auction rate securities	5.0	13.5	48.4
Canadian terminal acquisition	0.0	(72.5)	0.0
Deposits to restricted cash funds	(505.0)	(154.0)	0.0
Withdrawals from restricted cash funds	573.0	0.0	0.0
Deposits to asset retirement obligation funds	0.0	(2.9)	(55.4)
Other—net	9.0	7.8	0.0
Net cash used in investing activities	(343.5)	(1,019.3)	(513.5)
Financing Activities:
Proceeds from long-term borrowings	1,494.2	1,498.0	0.0
Financing fees	(16.0)	(14.5)	0.0
Purchases of treasury stock	(1,934.9)	(1,409.1)	(500.0)
Acquisitions of noncontrolling interests in CFL	0.0	918.7	0.0
Dividends paid on common stock	(255.7)	(129.1)	(102.7)
Distributions to noncontrolling interest	(46.0)	(73.7)	(231.8)
Issuances of common stock under employee stock plans	17.6	10.3	14.6
Excess tax benefit from stock-based compensation	8.7	13.5	36.1
Payments of long-term debt	0.0	0.0	(13.0)
Advances from unconsolidated affiliates	0.0	0.0	40.5
Repayments of advances from unconsolidated affiliates	0.0	0.0	(40.5)
Other—net	(43.0)	43.0	0.0
Net cash used in financing activities	(775.1)	(980.3)	(796.8)
Effect of exchange rate changes on cash and cash equivalents	(4.2)	(31.3)	2.6
Increase (decrease) in cash and cash equivalents	285.8	(564.1)	1,067.9
Cash and cash equivalents at beginning of period	1,710.8	2,274.9	1,207.0
Cash and cash equivalents at end of period	$ 1,996.6	$ 1,710.8	$ 2,274.9